Commitments and contingencies - Summary of pending litigations (Details) (Parenthetical) - KRW (₩) ₩ in Millions	Feb. 12, 2026	Feb. 11, 2026	Feb. 05, 2026	Dec. 31, 2025	Feb. 14, 2025
Loss Claim One [Member]
litigations [Line Items]
Litigation Settlement Payment					₩ 63,200
Loss Claim Two [Member]
litigations [Line Items]
Litigation Settlement Payment			₩ 41,500
Litigation Provision				₩ 40,100
Loss claim regarding responsibility [Member]
litigations [Line Items]
Claim Amount first instance				169,930
Claim Amount second instance				91,700
Other litigations [Member]
litigations [Line Items]
Claim Amount first instance		₩ 7,005
Claim Amount second instance	₩ 5,000
Litigation Provision first instance				3,694
Litigation Provision second instance				₩ 7,379